Segments (Details) - Schedule of segments commencing from the date of acquisitions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Segments (Details) - Schedule of segments commencing from the date of acquisitions [Line Items]
Revenues	¥ 319,181,424	$ 45,752,906	¥ 225,271,564	¥ 192,029,524
Cost of revenues	146,167,843	20,952,358	85,414,061	79,180,187
Gross profit	173,013,581	24,800,548	139,857,503	112,849,337
Depreciation and amortization	13,883,919	1,990,184	13,538,853	12,781,971
Total capital expenditures	195,998	$ 28,095	46,572	1,964,233
Advertising [Member]
Segments (Details) - Schedule of segments commencing from the date of acquisitions [Line Items]
Revenues	267,514,061		181,241,346	133,078,464
Cost of revenues	140,716,036		81,437,761	66,148,464
Gross profit	126,798,025		99,803,585	66,930,000
Depreciation and amortization	9,455,226		4,360,632	4,338,510
Total capital expenditures	161,505		26,380	171,364
Entertainment [Member]
Segments (Details) - Schedule of segments commencing from the date of acquisitions [Line Items]
Revenues	51,667,363		44,030,218	58,951,060
Cost of revenues	5,451,807		3,976,300	13,031,723
Gross profit	46,215,556		40,053,918	45,919,337
Depreciation and amortization	4,428,693		9,178,221	8,443,461
Total capital expenditures	¥ 34,493		¥ 20,192	¥ 1,792,869